Company Financial Information - Financial position (Details) € in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Non-current assets.
Non-current assets | $	$ 3,957		$ 3,664
Current assets.
Total current assets | $	1,908		1,661
TOTAL ASSETS | $	5,865		5,325
Equity attributable to owners of the parent
Equity share capital | $	267		7
Share premium | $	5,989		5,992
Other reserves | $	(5,657)		(5,593)
Retained earnings | $	(144)		(120)
TOTAL EQUITY	455	€ 427	286	€ 253	$ 48	$ 12
Non-current liabilities.
Non-current liabilities | $	3,946		3,639
Current liabilities
Current liabilities | $	1,464		1,400
TOTAL LIABILITIES | $	5,410		5,039
TOTAL EQUITY and LIABILITIES | $	5,865		5,325
Parent
Non-current assets.
Investments in subsidiary undertakings		3,401		3,401
Non-current assets		3,401		3,401
Current assets.
Amounts receivable from subsidiary undertakings				11
Other receivables and prepayments				2
Total current assets				13
TOTAL ASSETS		3,401		3,414
Equity attributable to owners of the parent
Equity share capital		256		6
Share premium		5,097		5,100
Legal reserve		1
Other reserves		(1,832)		(1,832)
Retained earnings		(221)		(148)
TOTAL EQUITY	$ 3,521	3,301	$ 3,541	3,126
Non-current liabilities.
Amounts payable to related parties		71		258
Other liabilities		7		30
Non-current liabilities		78		288
Current liabilities
Amounts payable to subsidiary undertakings		22
Current liabilities		22
TOTAL LIABILITIES		100		288
TOTAL EQUITY and LIABILITIES		€ 3,401		€ 3,414